Schedule of Investments (unaudited) July 31, 2022	BlackRock Unconstrained Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 4.3%
Novo Nordisk A/S, Class B	91,794	$10,691,592

France — 8.8%
LVMH Moet Hennessy Louis Vuitton SE	31,384	21,791,606

Italy — 3.2%
Ferrari NV	36,814	7,817,903

Netherlands — 7.5%
ASML Holding NV	32,554	18,710,668

Switzerland — 4.7%
Lonza Group AG, Registered Shares	19,238	11,691,920

United Kingdom — 4.3%
Auto Trader Group PLC(a)	641,384	4,944,758
Spirax-Sarco Engineering PLC	39,566	5,773,033

		10,717,791

United States — 60.8%
Alphabet, Inc., Class C(b)	93,299	10,882,395
ANSYS, Inc.(b)	31,855	8,887,226
Cadence Design Systems, Inc.(b)	78,876	14,677,246
Costco Wholesale Corp.	21,205	11,478,266
Edwards Lifesciences Corp.(b)	26,869	2,701,409
Floor & Decor Holdings, Inc., Class A(b)	64,968	5,234,472
Intuit, Inc.	21,656	9,878,817
Intuitive Surgical, Inc.(b)	30,604	7,044,123
Masimo Corp.(b)	24,120	3,487,270
Mastercard, Inc., Class A(c)	64,707	22,892,690
Microsoft Corp.	63,246	17,755,682
NIKE, Inc., Class B	54,975	6,317,727
S&P Global, Inc.	31,454	11,855,956
VeriSign, Inc.(b)	42,567	8,051,974
Verisk Analytics, Inc.	52,583	10,003,916

		151,149,169

Total Common Stocks — 93.6% (Cost: $218,730,563)		232,570,649

Security	Par (000)	Value

Corporate Bonds

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(d)(e)	$1,000	$1

Total Corporate Bonds — 0.0% (Cost: $1,000,000)		1

Total Long-Term Investments — 93.6% (Cost: $219,730,563)		232,570,650

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(f)(g)	10,259,007	10,259,007
SL Liquidity Series, LLC, Money Market Series, 2.03%(f)(g)(h)	1,258,502	1,258,250

Total Short-Term Securities — 4.6% (Cost: $11,517,257)		11,517,257

Total Investments — 98.2% (Cost: $231,247,820)		244,087,907

Other Assets Less Liabilities — 1.8%		4,393,007

Net Assets — 100.0%		$248,480,914

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,783,672	$2,475,335	(a)	$—	$—	$—	$10,259,007	10,259,007	$22,442		$—
SL Liquidity Series, LLC, Money Market Series	—	1,258,250	(a)	—	—	—	1,258,250	1,258,502	244	(b)	—

					$—	$—	$11,517,257		$22,686		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Unconstrained Equity Fund

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	65	09/16/22	$13,434	$446,736

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,847,558	GBP	3,980,864	Westpac Banking Corp.	08/19/22	$(2,239)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$—	$10,691,592	$—	$10,691,592
France	—	21,791,606	—	21,791,606
Italy	—	7,817,903	—	7,817,903
Netherlands	—	18,710,668	—	18,710,668
Switzerland	—	11,691,920	—	11,691,920
United Kingdom	—	10,717,791	—	10,717,791
United States	151,149,169	—	—	151,149,169
Corporate Bonds	—	—	1	1

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Unconstrained Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$10,259,007	$—	$—	$10,259,007

	$161,408,176	$81,421,480	$1	242,829,657

Investments Valued at NAV(a)				1,258,250

				$244,087,907

Derivative Financial Instruments(b)
Assets
Equity Contracts	$446,736	$—	$—	$446,736
Liabilities
Foreign Currency Exchange Contracts	—	(2,239)	—	(2,239)

	$446,736	$(2,239)	$—	$444,497

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

S&P	Standard & Poor’s

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